UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

WOA All Asset I
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS- 97.6%
	COMMODITY FUNDS- 17.6%
235,098	iPath Dow Jones-UBS Commodity Index Total Return ETN*	$ 8,938,426
126,636	iShares Gold Trust*	1,926,133
56,551	iShares Silver Trust*	1,524,615
22,608	PowerShares DB Gold Short ETN*	287,574
		12,676,748

	DEBT FUNDS- 38.4%
137,245	iShares Barclays 1-3 Year Treasury Bond Fund	11,594,458
28,777	iShares Barclays Short Treasury Bond Fund	3,171,801
102,093	iShares Emerging Markets Local Currency Bond Fund**	4,951,511
72,599	iShares iBoxx $ High Yield Corporate Bond Fund	6,372,014
2,013	ProShares Short High Yield*	73,233
19,497	WisdomTree Emerging Markets Corporate Bond Fund	1,420,746
		27,583,763

	EQUITY FUNDS- 41.6%
32,463	iPath S&P 500 Dynamic VIX ETN*	1,857,858
105,841	iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	2,816,429
37,748	iShares MSCI EAFE Index Fund	1,802,844
40,574	iShares MSCI Emerging Markets Index Fund	1,529,640
36,342	iShares Russell 1000 Growth Index Fund	2,245,572
51,772	iShares Russell 1000 Value Index Fund	3,383,818
18,239	iShares Russell 2000 Growth Index Fund	1,588,070
35,382	iShares Russell 2000 Value Index Fund	2,387,931
6,871	ProShares Short MSCI EAFE*	360,178
45,861	ProShares Short Real Estate*	1,424,443
16,837	ProShares Short S&P 500*	641,658
156,989	Vanguard REIT ETF	9,814,952
		29,853,393

	TOTAL EXCHANGE TRADED FUNDS (Cost- 72,923,714)	70,113,904

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
2,094,968	Fidelity Institutional Money Market Funds-
	Government Portfolio, to yield 0.01% - (Cost- $2,094,968)	2,094,968

	TOTAL INVESTMENTS - 100.5% ( Cost - $75,018,682) (a)	$ 72,208,872
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(366,832)
	NET ASSETS - 100.0%	$ 71,842,040

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 149,994
	Unrealized depreciation	(2,959,804)
	Net unrealized depreciation	$ (2,809,810)

*Non-Income producing security.
**Affiliated company- The Fund holds in excess of 5% of the outstanding voting securities of this mutual fund.
+ Money market fund; interest rate reflects seven-day effective yield on May 31, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 70,113,904	$ -	$ -	$ 70,113,904
Short Term Investment	2,094,968	-	-	2,094,968
Total	$ 72,208,872	$ -	$ -	$ 72,208,872

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date7/30/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/30/12